Related Party Transactions - Expenses related to Related Party which were Settled in Cash (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Related Party | Reimbursable Costs Under Paragon Agreement | Research and Development Expense
Related Party Transaction [Line Items]
Reimbursable costs	$ 16.7	$ 0.0	$ 17.9	$ 0.0